BUSINESS COMBINATIONS: - Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2021
Luna Labs Limited.
Business Acquisition [Line Items]
Fair value of consideration transferred		$ 132,401
Costs associated with acquisition		790
Estimated fair value		57,197
Payment of cash consideration		74,686
Luna Labs Limited. | Unvested share options
Business Acquisition [Line Items]
Fair value of consideration transferred		2,217
Luna Labs Limited. | Purchase consideration
Business Acquisition [Line Items]
Fair value of consideration transferred		57,197
Luna Labs Limited. | Purchase consideration | Unvested share options
Business Acquisition [Line Items]
Fair value of consideration transferred		518
Luna Labs Limited. | Future services and continued employment
Business Acquisition [Line Items]
Fair value of consideration transferred		13,274
Luna Labs Limited. | Future services and continued employment | Unvested share options
Business Acquisition [Line Items]
Fair value of consideration transferred		$ 1,699
Luna Labs Limited. | Ordinary Shares
Business Acquisition [Line Items]
Share issued for business acquisition		9,503,398
Estimated fair value		$ 70,471
Business acquisition, share price		$ 7.42
Luna Labs Limited. | Class A Ordinary Shares
Business Acquisition [Line Items]
Share issued for business acquisition		4,751,699
Luna Labs Limited. | Class B Ordinary Shares
Business Acquisition [Line Items]
Share issued for business acquisition		4,751,699
Luna Labs Limited. | Technology and customer relationships
Business Acquisition [Line Items]
Estimated useful life		6 years
Chomp I CC Networks Ltd.
Business Acquisition [Line Items]
Fair value of consideration transferred	$ 54,655			$ 54,655
Costs associated with acquisition	$ 216			216
Estimated fair value				$ 11,563
Acquisition period				1 year
Payment of cash consideration				$ 54,187
Chomp I CC Networks Ltd. | Share option
Business Acquisition [Line Items]
Estimated fair value				2,806
Chomp I CC Networks Ltd. | Purchase consideration
Business Acquisition [Line Items]
Payment of cash consideration				41,206
Chomp I CC Networks Ltd. | Purchase consideration | Share option
Business Acquisition [Line Items]
Estimated fair value				1,886
Chomp I CC Networks Ltd. | Future services and continued employment
Business Acquisition [Line Items]
Payment of cash consideration				12,981
Chomp I CC Networks Ltd. | Future services and continued employment | Share option
Business Acquisition [Line Items]
Estimated fair value				$ 920
Chomp I CC Networks Ltd. | Class A Ordinary Shares
Business Acquisition [Line Items]
Share issued for business acquisition				1,953,824
Estimated fair value				$ 16,412
Business acquisition, share price	$ 8.4			$ 8.4
Chomp I CC Networks Ltd. | Class A Ordinary Shares | Purchase consideration
Business Acquisition [Line Items]
Estimated fair value				$ 11,563
Chomp I CC Networks Ltd. | Class A Ordinary Shares | Future services and continued employment
Business Acquisition [Line Items]
Estimated fair value				$ 4,849
Chomp I CC Networks Ltd. | Technology
Business Acquisition [Line Items]
Estimated useful life				5 years
Soomla Inc
Business Acquisition [Line Items]
Fair value of consideration transferred			$ 17,448
Soomla Inc | Purchase consideration
Business Acquisition [Line Items]
Fair value of consideration transferred			6,840
Soomla Inc | Goodwill
Business Acquisition [Line Items]
Fair value of consideration transferred			$ 10,379
Other acquisitions | Purchase consideration
Business Acquisition [Line Items]
Estimated fair value				$ 3,750
Other acquisitions | Technology
Business Acquisition [Line Items]
Estimated fair value				2,944
Other acquisitions | Goodwill
Business Acquisition [Line Items]
Estimated fair value				$ 792